MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
MAINLAND CHINA CONTRIBUTION PLAN
Contribution for employee benefits	¥ 28,044	¥ 50,046	¥ 44,598